Note 12 - Long-term Debt (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Jan. 16, 2014	Dec. 31, 2014	Jan. 16, 2013	Dec. 31, 2013
Note 12 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)		$ 500,000,000
Credit Facility Term		5 years
Debt, Weighted Average Interest Rate		1.60%		2.00%
Line of Credit Facility, Remaining Borrowing Capacity (in Dollars)		155,583,000		166,349,000
Letters of Credit Outstanding, Amount (in Dollars)		7,856,000		7,770,000
Debt Instrument, Interest Rate, Effective Percentage		3.00%		4.50%
Proceeds from Issuance of Private Placement (in Dollars)	5,000
Beginning January 16, 2021 [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Number of Annual Principal Repayments			5
3.84% Notes [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			3.84%
Senior Notes (in Dollars)			150,000,000
Debt Instrument, Term			12 years
6.40% Senior Notes [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		6.40%
Senior Notes (in Dollars)		12,500,000		25,000,000
Debt Instrument, Number of Annual Principal Repayments		4
5.44% Senior Notes [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.44%
Senior Notes (in Dollars)		20,000,000		40,000,000
Number Of Annual Principal Payments		5
Debt Instrument, Periodic Payment (in Dollars)		$ 20,000
Minimum [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.25%
Debt Instrument, Term		1 year
Maximum [Member]
Note 12 - Long-term Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.60%
Debt Instrument, Term		10 years